Sales - Reconciliation of costs of obtaining and to fulfill a contract (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	€ 294	€ 262	€ 258
Business related variations	6	20	11
Changes in the scope of consolidation		12
Translation adjustment	(2)	(1)	(7)
Cost to obtain or fulfil contracts with customers at end of period	298	294	262
Costs to fulfil contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	426	265	181
Business related variations	122	31	21
Translation adjustment	(5)	11	(12)
Reclassifications and other items	(4)	118	75
Cost to obtain or fulfil contracts with customers at end of period	€ 539	€ 426	€ 265